Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary Of Stock Option plan Activity
The following table summarizes the activity under the Company’s stock option plan (in thousands, except per share amount and contractual term):

		Number of		Weighted-
	Number of	Shares		Average
	Shares	Underlying	Weighted-	Remaining	Aggregate
	Available	Outstanding	Average Exercise	Contractual	Intrinsic
	for Grant	Options	Price per Share	Term (in years)	Value
Outstanding - January 1, 2021	2,564,190	1,157,769	$0.72	7.8	$243
Additional shares authorized	486,975	—
Options granted	(2,587,516)	2,587,516	1.00
Options exercised	—	(20,539)	0.69	—	—
Options cancelled and forfeited	27,354	(27,354)	0.65

Outstanding - September 30, 2021	491,003	3,697,392	$0.92	8.7	$231

Vested and expected to vest - September 30, 2021		3,697,392	$0.92	8.7	$231

Exercisable - September 30, 2021		867,272	$0.70	6.8	$202

		Number of		Weighted-
	Number of	Shares		Average
	Shares	Underlying	Weighted-	Remaining	Aggregate
	Available	Outstanding	Average Exercise	Contractual	Intrinsic
	for Grant	Options	Price per Share	Term (in years)	Value
Outstanding - January 1, 2020	2,818,286	903,700	$0.69	7.0	$138
Options granted	(188,920)	188,920	0.82
Options exercised	—	—	—	—	—
Options cancelled and forfeited	30,641	(30,641)	0.82

Outstanding - September 30, 2020	2,660,007	1,061,979	$0.71	7.9	$135

Vested and expected to vest - September 30, 2020		1,061,979	$0.71	7.9	$135

Exercisable - September 30, 2020		751,267	$0.68	7.7	$112

The following table summarizes the activity under the Company’s stock option plan (in thousands, except per share data and contractual term):

			Weighted-	Weighted-
	Number of	Number of	Average	Average
	Shares	Shares Underlying	Exercise	Remaining	Aggregate
	Available for	Outstanding	Price per	Contractual	Intrinsic
	Grant	Options	Share	Term (in years)	Value
Outstanding - January 1, 2019	2,982,792	779,166	$0.44	7.0	$336
Options granted	(537,200)	537,200	0.87
Options exercised	—	(40,000)	0.41	—	18
Options cancelled and forfeited	372,694	(372,666)	0.45

Outstanding - December 31, 2019	2,818,286	903,700	$0.69	8.4	$138
Options granted	(287,720)	287,720	0.81
Options exercised	—	—	—	—	—
Options cancelled and forfeited	33,624	(33,651)	0.75

Outstanding - December 31, 2020	2,564,190	1,157,769	$0.72	7.8	$243

Vested and expected to vest - December 31, 2019		903,700	$0.69	8.4	$138

Exercisable - December 31, 2019		260,205	$0.45	7.0	$94

Vested and expected to vest - December 31, 2020		1,157,769	$0.72	7.8	$243

Exercisable - December 31, 2020		701,122	$0.66	7.4	$187

Schedule Of Fair Value Of the Employee Stock Options Calculated Using Black scholes Option Pricing Models based on Valuation Assumptions
The estimated grant date fair values of the employee stock options were calculated using the Black-Scholes option-pricing models based on the following assumptions:

	Three Months Ended September 30,		Nine months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Expected term (in years)	6.08	6.08	6.08	2.50 to 6.08
Risk-free interest rate	0.85% to 0.98%	0.37%	0.64% to 1.13%	0.26% to 0.94%
Expected volatility	69.28% to 69.31%	64.43%	67.99% to 69.33%	61.76 to 68.43%
Expected dividend rate	—	—	—	—

The estimated grant date fair values of the employee stock options were calculated using the Black-Scholes option-pricing models based on the following assumptions:

	Year Ended December 31,
	2020	2019
Expected term (in years)	5.0 - 6.1	6.1 - 6.1
Risk-free interest rate	0.4% to 0.9%	1.6% to 2.5%
Expected volatility	61.8% to 67.5%	61.8% to 62.7%
Expected dividend rate	0%	0%

Schedule Of Stock Based Compensation included in its consolidated statements of operations and comprehensive loss
The Company’s stock-based compensation included in its condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	Three Months Ended September 30		Nine months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	$34	$6	$89	$66
General and administrative	123	14	254	68

Total stock-based compensation	$157	$20	$343	$134

The Company’s stock-based compensation included in its consolidated statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Research and development	$72	$37
General and administrative	82	86

Total stock-based compensation	$154	$123